ACQUISITIONS (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Customer contracts and relationships	$ 8,225,000	$ 8,225,000
Non-compete agreements	925,000	925,000
Tangible assets	61,256	61,256
Acquired backlog	148,408	148,408
Goodwill	8,216,336	8,216,336
Total purchase consideration	$ 17,576,000	$ 17,576,000